Basis of preparation and changes to the Group's accounting policies - Additional Information (Detail) € in Thousands					6 Months Ended
		Dec. 19, 2022 EUR (€) instrument	Mar. 22, 2022 EUR (€)	Mar. 16, 2022 EUR (€)	Jun. 30, 2022 EUR (€)	Jun. 30, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Jul. 28, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Disclosure Of Significant Accounting Policies [Line Items]
Equity					€ 93,639	€ (12,656)	€ 27,758		€ (76,651)
Cash and cash equivalents					29,775 [1]	65,150	83,022		24,652	[1]
Non-current portion of non-current borrowings						312,400	269,033
Lease liabilities						58,667	51,324
Trade and other current payables						49,454	56,390
Contract liabilities						1,119	2,442
Revision of Prior Period, Adjustment
Disclosure Of Significant Accounting Policies [Line Items]
Contract liabilities					3,358
Share premium
Disclosure Of Significant Accounting Policies [Line Items]
Equity	[2]				365,900	365,900	365,900		€ 61,888
Equity contribution (PIPE financing)			€ (22,375)	€ (108,515)
Private Investment in Public Entity (“PIPE”) Investor
Disclosure Of Significant Accounting Policies [Line Items]
Equity contribution (PIPE financing)					(132,690)
Private Investment in Public Entity (“PIPE”) Investor | Share premium
Disclosure Of Significant Accounting Policies [Line Items]
Equity contribution (PIPE financing)	[2]				(130,890)
Private Investment in Public Entity (“PIPE”) Investor | Share premium | Revision of Prior Period, Adjustment
Disclosure Of Significant Accounting Policies [Line Items]
Equity contribution (PIPE financing)					€ 3,358
Interest Rate Cap
Disclosure Of Significant Accounting Policies [Line Items]
Notional amount		€ 237,458
Number of interest rates caps | instrument		2
Senior Debt Bank Facility
Disclosure Of Significant Accounting Policies [Line Items]
Old facility amount								€ 50,000
Repayments of borrowings, classified as financing activities		€ 170,000
Renewed facility
Disclosure Of Significant Accounting Policies [Line Items]
Old facility amount		230,000					230,000
Notional amount		€ 400,000					400,000
Renewed facility | Minimum
Disclosure Of Significant Accounting Policies [Line Items]
Strike price percentage		0.0150
Renewed facility | Maximum
Disclosure Of Significant Accounting Policies [Line Items]
Strike price percentage		0.0343
Renewed facility | Financing And Refinancing Capital Expenditures
Disclosure Of Significant Accounting Policies [Line Items]
Notional amount		€ 200,000
Renewed facility | Issuance Of Guarantees And Letters Of Credit
Disclosure Of Significant Accounting Policies [Line Items]
Notional amount		€ 30,000
Renewed facility | Later than one year
Disclosure Of Significant Accounting Policies [Line Items]
Undrawn borrowing facilities						€ 77,390	€ 120,790

[1]	Refer to Note 2.3 for details regarding the restatement of comparative figures as a result of prior period error correction
[2]	Refer to Note 2.3 for details regarding the restatement of comparative figures as a result of prior period error correction